Related Parties (FaceBank Group, Inc. Pre-Merger)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Sep. 30, 2020	Dec. 31, 2019
Related Parties
12.	Related Parties

The following table represents amounts due to related parties as of September 30, 2020 and December 31, 2019 consist of the following (in thousands):

	September 30,	December 31,
	2020	2019
Affiliate fees	$85,116	$-
Alexander Bafer, former Executive Chairman	458	20
John Textor, former Chief Executive Officer and affiliated companies	264	592
Other	9	53
Total	$85,847	$665

The Company has entered into affiliate distribution agreements with CBS Corporation and related entities, New Univision Enterprises, LLC, AMC Network Ventures, LLC, Viacom International, Inc. and Discovery, Inc. and related entities which are holders of the Company’s convertible preferred stock. AMC Networks Ventures, LLC is also the lender to the senior secured loan (see Note 13). The aggregate affiliate distribution fees recorded to subscriber related expenses for related parties were $37.0 million and $60.1 million for the three and nine months ended September 30, 2020, respectively. There were no affiliate distribution fees for the three and nine months ended September 30, 2019.

On July 31, 2020, Alexander Bafer resigned as a member of the Company’s Board of Directors and as an executive officer of the Company.

On July 31, 2020, John Textor resigned as a member of the Board of Directors of the Company. The amounts due to Mr. Textor represent an unpaid compensation liability assumed in the acquisition of EAI.

The amounts due to other related parties also represent financing obligations assumed in the acquisition of EAI.

During the year ended December 31, 2019, the Company received a $300,000 advance (the “FaceBank Advance”) from FaceBank, Inc., a development stage company controlled by Mr. Textor. During the quarter ended March 31, 2020, the Company repaid the FaceBank Advance in full to FaceBank, Inc. No further amounts are due and payable by the Company under the FaceBank Advance.

Notes Payable – Related Parties

On August 8, 2018, the Company assumed a $172,000 note payable due to a relative of the then-Chief Executive Officer, John Textor. The note had a three-month roll-over provision, and different maturity and repayment amounts if not fully paid by its due date. The note bears interest at 18% per annum. The Company had accrued default interest for the additional liability in excess of the principal amount. Accrued interest and penalties as of December 31, 2019 was approximately $0.3 million, and was recognized as note payable – related parties on the accompanying condensed consolidated balance sheet. On August 3, 2020, the note maturity date was extended to December 31, 2020 and is no longer in default. On September 13, 2020, the note was amended to reduce the interest rate to 4% per annum retroactive to issuance date of the note. As of September 30, 2020 the principal balance and accrued interest totaled approximately $35,000.

FaceBank Group, Inc Pre-Merger [Member]
Related Parties

Note 8 – Related Parties

Amounts owed to and due from related parties as of March 31, 2020 and December 31, 2019 consist of the following (in thousands):

	March 31,	December 31,
	2020	2019
Alexander Bafer, former Executive Chairman	$20	$20
John Textor, former Chief Executive Officer and affiliated companies	292	592
Other	(7)	53
Total	$305	$665

Our former Chairman and current Director, Mr. Bafer, advanced an unsecured, non-interest-bearing loan to the Company which is payable on demand. The amounts due to John Textor, former Chief Executive Officer, Executive Chairman, Head of Studio and Director, represents an unpaid compensation liability assumed in the acquisition of EAI. The amounts due to other related parties also represent financing obligations assumed in the acquisition of EAI.

Notes Payable – Related Parties

On August 8, 2018, the Company assumed a $172,000 note payable due to a relative of the then-Chief Executive Officer, John Textor. The note has three-month roll-over provision and different maturity and repayment amounts if not fully paid by its due date and bears interest at 18% per annum. The Company has accrued default interest for additional liability in excess of the principal amount. The note is currently in default. Accrued interest as of March 31, 2020 and December 31, 2019 related to this note was $102,000 and $85,000, respectively.

Note 9 - Related Parties

Amounts owed to related parties as of December 31, 2019 and 2018 consist of the following (in thousands):

	December 31, 2019	December 31, 2018
Alexander Bafer, Executive Chairman	$20	$25
John Textor, Chief Executive Officer and affiliated companies	592	304
Other	53	69
Total	$665	$398

Our Chairman, Mr. Bafer, advanced an unsecured, non-interest-bearing loan to the Company which is payable on demand. The amounts due to John Textor, Chief Executive Officer, represents an unpaid compensation liability assumed in the acquisition of EAI. The amounts due to other related parties also represent financing obligations assumed in the acquisition of EAI.

During the year ended December 31, 2019, the Company received approximately $423,000 from related parties, including a $300,000 advance from FaceBank, Inc., a development stage company controlled by Mr. Textor, $56,000 from Mr. Bafer, $37,000 from Mr. Textor and $30,000 from other related parties. During the year ended December 31, 2019, the Company paid approximately $156,000 to related parties, including $56,000 to Mr. Bafer, $49,000 to Mr. Textor and $51,000 to other related parties.

Notes Payable - Related Parties

On August 8, 2018, the Company assumed a $172,000 note payable due to a relative of the CEO. The note has three-month roll-over provision and different maturity and repayment amounts if not fully paid by its due date and bears interest at 18% per annum. The Company has accrued default interest for additional liability in excess of the principal amount. The note is currently in default. Accrued interest as of December 31, 2019 and 2018 related to this note was $85,000 and $45,000, respectively.

On May 22, 2019, the Company issued a non-convertible promissory note to replace its convertible promissory note, dated October 12, 2015, with its Chairman, Mr. Bafer. The note has a principal balance of $264,365, accrues interest at a rate of 8% per annum and matured on August 31, 2019. During the year ended December 31, 2019, Mr. Bafer was repaid $258,850 of the principal balance and approximately $46,160 of interest. As part of this transaction, the Company and Mr. Bafer agreed to transfer approx. $124,000 from his note balance to accrued payroll.